Series B Preferred (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Notes to Financial Statements
Shares Oustanding Series B	7,000,000	5,000,000	5,000,000
Shares Oustanding Series B	0	0